PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Office furniture and equipment	$91	$79
Computers, software and electronic equipment	6,011	5,110
Leasehold improvements	120	120

Total cost	6,222	5,309

Accumulated depreciation:

Office furniture and equipment	17	12
Computers, software and electronic equipment	4,826	4,393
Leasehold improvements	94	76

Total accumulated depreciation	4,937	4,481

Depreciated cost	$1,285	$828

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $456, $251 and $199, respectively.